SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
LCR SLP, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Delaware
Purpose	Holding Company
Ownership	100.00%	100.00%